DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE ESG Leaders Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.8%
Australia - 5.7%
ANZ Group Holdings Ltd.	17,870	$288,753
APA Group (a)	7,750	43,833
Aristocrat Leisure Ltd.	3,462	93,174
ASX Ltd.	1,113	42,862
Aurizon Holdings Ltd.	10,499	24,574
BlueScope Steel Ltd.	2,699	37,187
Brambles Ltd.	8,110	71,734
Cochlear Ltd.	383	69,338
Coles Group Ltd.	7,916	80,463
Computershare Ltd.	3,284	51,410
Dexus REIT	6,382	29,790
EBOS Group Ltd.	886	20,248
Endeavour Group Ltd.	8,514	27,831
Fortescue Ltd.	9,882	163,741
Goodman Group REIT	10,054	151,658
GPT Group REIT	10,588	28,924
IDP Education Ltd.	1,511	22,702
IGO Ltd.	3,963	22,545
Macquarie Group Ltd.	2,185	244,914
Mineral Resources Ltd.	1,010	40,964
Mirvac Group REIT	22,038	30,101
Northern Star Resources Ltd.	6,752	56,991
Orica Ltd.	2,597	26,897
Pilbara Minerals Ltd. (b)	15,703	37,899
QBE Insurance Group Ltd.	8,724	88,907
Ramsay Health Care Ltd.	1,048	34,160
REA Group Ltd.	315	32,426
Scentre Group REIT	31,173	54,774
SEEK Ltd.	2,050	32,459
Sonic Healthcare Ltd.	2,604	50,364
Stockland REIT	14,536	39,805
Suncorp Group Ltd.	7,418	68,712
Telstra Group Ltd.	23,681	59,980
Transurban Group (a)	17,961	154,341
Vicinity Ltd. REIT	21,528	27,049
Woodside Energy Group Ltd.	11,078	227,703

(Cost $2,647,662)		2,579,213

Austria - 0.2%
OMV AG	865	36,950
Verbund AG	408	38,952

(Cost $80,146)		75,902

Belgium - 0.3%
KBC Group NV	1,456	83,563
Umicore SA	1,232	32,974

(Cost $150,659)		116,537

Chile - 0.1%
Antofagasta PLC
(Cost $43,974)	2,234	39,834

Denmark - 6.3%
A.P. Moller - Maersk A/S, Class A	20	31,055
A.P. Moller - Maersk A/S, Class B	29	45,835
Chr Hansen Holding A/S	612	49,045
Coloplast A/S, Class B	790	93,415
DSV A/S	1,085	163,628
Genmab A/S*	382	120,808
Novo Nordisk A/S, Class B	19,300	1,964,416
Novozymes A/S, Class B	1,193	61,997
Orsted AS, 144A	1,108	52,277
Pandora A/S	510	68,979
ROCKWOOL A/S, Class B	55	14,883
Vestas Wind Systems A/S*	5,889	163,368

(Cost $1,953,820)		2,829,706

Finland - 1.1%
Elisa OYJ	882	39,533
Kesko OYJ, Class B	1,625	31,126
Metso Corp.	3,812	37,558
Neste OYJ	2,469	93,964
Nokia OYJ	31,428	110,349
Stora Enso OYJ, Class R	3,313	43,052
UPM-Kymmene OYJ	3,094	108,298
Wartsila OYJ Abp	2,797	38,636

(Cost $553,762)		502,516

France - 13.6%
Aeroports de Paris SA	205	25,298
AXA SA	10,793	336,742
BNP Paribas SA	6,226	392,443
Bouygues SA	1,150	43,804
Carrefour SA	3,453	65,537
Cie Generale des Etablissements Michelin SCA	3,945	132,618
Credit Agricole SA	6,405	84,016
Danone SA	3,796	244,243
Dassault Systemes SE	3,894	182,547
Eiffage SA	402	40,792
Gecina SA REIT	265	29,377
Getlink SE	2,053	37,565
Hermes International SCA	187	388,525
Kering SA	433	186,002
Klepierre SA REIT	1,291	32,539
L’Oreal SA	1,425	670,204
LVMH Moet Hennessy Louis Vuitton SE	1,633	1,252,048
Orange SA	11,056	136,362
Schneider Electric SE	3,219	592,236
Societe Generale SA	4,396	110,679
STMicroelectronics NV	3,996	189,465

Teleperformance SE	343	48,109
TotalEnergies SE	13,553	920,681
Worldline SA, 144A*	1,382	21,465

(Cost $5,733,378)		6,163,297

Germany - 4.9%
adidas AG	948	198,743
Bayerische Motoren Werke AG	1,902	198,375
Beiersdorf AG	577	81,025
Brenntag SE	836	72,316
Commerzbank AG	6,213	76,230
Covestro AG, 144A*	1,135	59,691
Deutsche Boerse AG	1,131	215,092
Deutsche Lufthansa AG*	3,510	30,561
Deutsche Post AG	5,875	275,896
Evonik Industries AG	1,448	27,096
GEA Group AG	869	31,972
Heidelberg Materials AG	856	69,862
HelloFresh SE*	963	14,731
Henkel AG & Co. KGaA	605	42,300
Knorr-Bremse AG	414	25,974
LEG Immobilien SE*	430	32,908
Merck KGaA	753	131,579
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	809	344,959
Puma SE	621	40,099
Symrise AG	775	87,266
Vonovia SE	4,285	119,315
Zalando SE, 144A*	1,311	31,269

(Cost $2,080,605)		2,207,259

Hong Kong - 2.3%
AIA Group Ltd.	67,681	584,062
BOC Hong Kong Holdings Ltd.	21,542	57,645
Hang Seng Bank Ltd.	4,420	48,952
HKT Trust & HKT Ltd. (a)	20,672	22,048
Hong Kong & China Gas Co. Ltd.	65,542	45,064
MTR Corp. Ltd.	9,231	33,093
Prudential PLC	16,053	175,382
Sino Land Co. Ltd.	22,803	22,977
Swire Pacific Ltd., Class A	2,763	17,936
Swire Properties Ltd.	5,685	11,049
WH Group Ltd., 144A	47,870	30,768

(Cost $1,306,981)		1,048,976

Ireland - 1.3%
CRH PLC	4,206	265,484
DCC PLC	557	37,668
James Hardie Industries PLC CDI*	2,595	83,828
Kerry Group PLC, Class A	931	75,394
Kingspan Group PLC	899	71,410
Smurfit Kappa Group PLC	1,497	56,842

(Cost $517,340)		590,626

Israel - 0.1%
Bank Leumi Le-Israel BM
(Cost $71,190)	8,902	66,811

Italy - 1.8%
Assicurazioni Generali SpA	5,922	122,801
Enel SpA	48,103	340,419
FinecoBank Banca Fineco SpA	3,550	47,895
Mediobanca Banca di Credito Finanziario SpA	3,175	37,327
Moncler SpA	1,225	68,006
Nexi SpA, 144A*	3,404	26,556
Poste Italiane SpA, 144A	3,087	33,265
Prysmian SpA	1,481	57,090
Terna - Rete Elettrica Nazionale	8,256	66,624

(Cost $794,268)		799,983

Japan - 24.8%
Advantest Corp.	4,500	142,487
Aeon Co. Ltd.	3,800	78,681
Ajinomoto Co., Inc.	2,700	100,925
ANA Holdings, Inc.*	800	16,516
Asahi Kasei Corp.	7,200	49,994
Astellas Pharma, Inc.	10,400	126,452
Azbil Corp.	600	19,368
Bridgestone Corp.	3,300	136,121
Brother Industries Ltd.	1,500	25,326
Dai Nippon Printing Co. Ltd.	1,165	32,727
Daifuku Co. Ltd.	1,848	34,789
Daiichi Sankyo Co. Ltd.	11,000	297,629
Daikin Industries Ltd.	1,571	235,435
Daiwa House Industry Co. Ltd.	3,400	96,571
Daiwa Securities Group, Inc.	7,900	51,055
Eisai Co. Ltd.	1,508	78,259
FANUC Corp.	5,625	156,534
Fast Retailing Co. Ltd.	1,042	264,244
Fuji Electric Co. Ltd.	700	29,362
FUJIFILM Holdings Corp.	2,250	131,802
Fujitsu Ltd.	1,051	150,148
Hankyu Hanshin Holdings, Inc.	1,500	45,365
Hirose Electric Co. Ltd.	221	24,741
Hitachi Construction Machinery Co. Ltd.	600	15,565
Hitachi Ltd.	5,500	382,639
Hoya Corp.	2,099	236,614
Hulic Co. Ltd.	2,300	22,839
Ibiden Co. Ltd.	700	33,481
Inpex Corp.	5,700	80,583
Isuzu Motors Ltd.	3,300	43,651
ITOCHU Corp.	7,000	271,695

JFE Holdings, Inc.	3,400	50,137
JSR Corp.	1,100	30,276
Kao Corp.	2,784	107,266
KDDI Corp.	8,902	278,498
Kikkoman Corp.	800	49,055
Komatsu Ltd.	5,500	140,332
Kubota Corp.	6,000	86,001
Kyowa Kirin Co. Ltd.	1,700	28,024
LY Corp.	15,800	46,021
Marubeni Corp.	8,600	134,205
MatsukiyoCocokara & Co.	1,900	32,818
Mazda Motor Corp.	3,200	34,168
McDonald’s Holdings Co. Japan Ltd.	500	21,341
MEIJI Holdings Co. Ltd.	1,500	34,731
Mitsubishi Chemical Group Corp.	7,700	50,444
Mitsubishi Estate Co. Ltd.	6,500	87,782
Mitsui Chemicals, Inc.	900	26,348
Mitsui Fudosan Co. Ltd.	5,300	124,474
Mizuho Financial Group, Inc.	14,300	242,984
MS&AD Insurance Group Holdings, Inc.	2,500	93,567
NEC Corp.	1,500	83,607
Nintendo Co. Ltd.	6,120	286,140
NIPPON EXPRESS HOLDINGS, Inc.	450	24,568
Nippon Paint Holdings Co. Ltd.	5,550	41,465
Nippon Prologis REIT, Inc. REIT	15	28,451
Nissin Foods Holdings Co. Ltd.	400	39,679
Nitori Holdings Co. Ltd.	442	51,006
Nitto Denko Corp.	850	60,458
Nomura Holdings, Inc.	17,100	70,246
Nomura Real Estate Holdings, Inc.	700	17,065
Nomura Research Institute Ltd.	2,300	64,596
NTT Data Group Corp.	3,500	42,544
Omron Corp.	1,013	42,477
Ono Pharmaceutical Co. Ltd.	2,300	42,333
Open House Group Co. Ltd.	400	11,169
Oriental Land Co. Ltd.	6,425	218,390
ORIX Corp.	6,800	124,124
Osaka Gas Co. Ltd.	2,300	44,807
Pan Pacific International Holdings Corp.	2,300	49,847
Panasonic Holdings Corp.	12,900	133,507
Rakuten Group, Inc.	8,800	34,864
Recruit Holdings Co. Ltd.	8,500	316,518
Renesas Electronics Corp.*	8,600	151,453
Ricoh Co. Ltd.	3,200	26,126
SCSK Corp.	800	14,741
Secom Co. Ltd.	1,200	83,566
Seiko Epson Corp.	1,800	26,762
Sekisui Chemical Co. Ltd.	2,200	31,258
Sekisui House Ltd.	3,600	73,761
Seven & i Holdings Co. Ltd.	4,500	167,264
SG Holdings Co. Ltd.	2,000	28,917
Sharp Corp.*	1,600	10,018
Shimadzu Corp.	1,340	34,761
Shimizu Corp.	3,100	20,374
Shin-Etsu Chemical Co. Ltd.	10,775	379,878
Shionogi & Co. Ltd.	1,600	75,522
SoftBank Corp.	17,100	208,032
Sompo Holdings, Inc.	1,740	79,529
Sony Group Corp.	7,433	644,577
Sumitomo Chemical Co. Ltd.	8,200	20,939
Sumitomo Electric Industries Ltd.	4,100	50,863
Sumitomo Metal Mining Co. Ltd.	1,553	45,087
Sumitomo Mitsui Financial Group, Inc.	7,453	365,907
Sumitomo Mitsui Trust Holdings, Inc.	2,000	75,205
Suntory Beverage & Food Ltd.	700	22,008
Sysmex Corp.	1,000	55,339
T&D Holdings, Inc.	2,900	42,891
TDK Corp.	2,325	108,044
Terumo Corp.	3,950	126,060
TIS, Inc.	1,500	31,728
Tobu Railway Co. Ltd.	1,000	24,723
Tokio Marine Holdings, Inc.	10,600	261,567
Tokyo Electron Ltd.	2,775	450,972
Tokyo Gas Co. Ltd.	2,400	55,635
Tokyu Corp.	3,200	37,566
Toray Industries, Inc.	8,300	43,068
TOTO Ltd.	700	17,979
Unicharm Corp.	2,400	77,324
USS Co. Ltd.	1,100	21,526
West Japan Railway Co.	1,250	49,439
Yamaha Corp.	919	21,515
Yamaha Motor Co. Ltd.	1,900	48,543
Yamato Holdings Co. Ltd.	1,800	32,004
Yaskawa Electric Corp.	1,372	52,649
Yokogawa Electric Corp.	1,279	24,233
ZOZO, Inc.	900	19,025

(Cost $10,614,933)		11,176,309

Luxembourg - 0.1%
Tenaris SA
(Cost $34,527)	2,733	46,966

Netherlands - 6.5%
Akzo Nobel NV	1,002	77,033
ASML Holding NV	2,383	1,619,857
ING Groep NV	21,451	301,412
JDE Peet’s NV	739	19,852
Koninklijke Ahold Delhaize NV	5,705	165,329
Koninklijke KPN NV	18,669	64,104
NN Group NV	1,642	62,508
Prosus NV*	8,697	288,475

Universal Music Group NV	4,773	126,237
Wolters Kluwer NV	1,500	206,709

(Cost $2,384,546)		2,931,516

New Zealand - 0.3%
Mercury NZ Ltd.	3,759	14,465
Meridian Energy Ltd.	7,158	23,056
Spark New Zealand Ltd.	10,726	34,350
Xero Ltd.*	824	56,302

(Cost $137,481)		128,173

Norway - 1.2%
Aker BP ASA	1,828	52,590
DNB Bank ASA	5,448	104,170
Equinor ASA	5,335	172,293
Gjensidige Forsikring ASA	1,141	19,276
Mowi ASA	2,618	46,707
Norsk Hydro ASA	7,858	45,768
Orkla ASA	4,284	31,653
Salmar ASA	430	23,649
Telenor ASA	4,101	44,249

(Cost $563,809)		540,355

Portugal - 0.2%
Galp Energia SGPS SA	2,868	42,730
Jeronimo Martins SGPS SA	1,691	41,883

(Cost $70,334)		84,613

Singapore - 0.7%
CapitaLand Integrated Commercial Trust REIT	32,865	44,818
CapitaLand Investment Ltd.	15,100	34,282
City Developments Ltd.	2,900	13,603
Keppel Corp. Ltd.	8,700	43,480
Singapore Exchange Ltd.	5,100	36,036
United Overseas Bank Ltd.	7,500	152,967

(Cost $331,477)		325,186

Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	1,286	51,426
Amadeus IT Group SA	2,626	179,994
Iberdrola SA	35,526	439,760
Naturgy Energy Group SA	700	20,942
Redeia Corp. SA	2,333	39,150
Repsol SA	7,594	116,333

(Cost $771,797)		847,605

Sweden - 3.1%
Alfa Laval AB	1,681	62,788
Assa Abloy AB, Class B	5,868	150,468
Atlas Copco AB, Class A	15,697	242,521
Atlas Copco AB, Class B	9,015	119,109
Beijer Ref AB	2,410	26,702
Boliden AB	1,587	42,390
Epiroc AB, Class A	3,833	71,547
Epiroc AB, Class B	2,267	35,718
EQT AB	2,069	48,868
Essity AB, Class B	3,568	89,380
H & M Hennes & Mauritz AB, Class B	3,845	61,607
Holmen AB, Class B	537	22,543
Husqvarna AB, Class B	2,369	18,113
Nibe Industrier AB, Class B	8,871	52,453
Sandvik AB	6,223	122,930
SKF AB, Class B	1,989	37,412
Svenska Cellulosa AB SCA, Class B	3,560	52,947
Svenska Handelsbanken AB, Class A	8,511	80,733
Tele2 AB, Class B	3,151	24,736
Telia Co. AB	14,391	34,196

(Cost $1,379,618)		1,397,161

Switzerland - 9.0%
ABB Ltd.	9,393	374,942
Baloise Holding AG	273	42,039
Banque Cantonale Vaudoise	174	21,351
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	136,875
Clariant AG*	1,226	18,428
Coca-Cola HBC AG*	1,304	36,252
DSM-Firmenich AG	1,107	104,926
Geberit AG	201	113,127
Givaudan SA	54	203,195
Julius Baer Group Ltd.	1,179	59,984
Kuehne + Nagel International AG	320	93,179
Logitech International SA	962	84,346
Lonza Group AG	441	171,623
Novartis AG	12,111	1,185,542
SGS SA	879	75,107
SIG Group AG*	1,794	42,170
Sika AG	902	246,052
Sonova Holding AG	306	88,786
Swiss Life Holding AG	180	116,046
Swiss Re AG	1,766	209,694
Swisscom AG	151	88,632
Temenos AG	377	32,092
VAT Group AG, 144A	157	73,395
Zurich Insurance Group AG	869	437,623

(Cost $3,813,740)		4,055,406

United Kingdom - 13.3%
3i Group PLC	5,804	163,998
abrdn PLC	11,746	24,230
Admiral Group PLC	1,552	53,068
Anglo American PLC	7,515	203,782
Ashtead Group PLC	2,554	153,999
Associated British Foods PLC	2,076	62,497

AstraZeneca PLC	9,158	1,173,966
Auto Trader Group PLC, 144A	5,244	48,117
Barratt Developments PLC	5,685	36,978
Berkeley Group Holdings PLC	636	37,327
BT Group PLC	40,653	63,250
Burberry Group PLC	2,220	41,130
Coca-Cola Europacific Partners PLC	1,197	72,586
Croda International PLC	813	46,150
Endeavour Mining PLC	1,034	24,072
HSBC Holdings PLC	115,888	883,332
Informa PLC	8,051	75,728
Intertek Group PLC	938	47,320
J Sainsbury PLC	9,691	35,075
Kingfisher PLC	11,105	30,844
Legal & General Group PLC	35,020	101,657
Lloyds Banking Group PLC	375,520	206,652
Mondi PLC	2,835	50,497
National Grid PLC	21,858	284,321
Ocado Group PLC*	3,580	27,193
Phoenix Group Holdings PLC	4,387	25,836
Reckitt Benckiser Group PLC	4,252	290,565
RELX PLC	11,203	431,147
Sage Group PLC	6,016	86,098
Schroders PLC	5,163	26,249
Segro PLC REIT	6,864	70,576
Spirax-Sarco Engineering PLC	426	49,874
St James’s Place PLC	3,119	25,610
Taylor Wimpey PLC	21,071	34,557
Tesco PLC	41,686	150,824
Unilever PLC	14,787	705,636
Vodafone Group PLC	133,876	120,890
WPP PLC	6,278	56,174

(Cost $6,117,351)		6,021,805

TOTAL COMMON STOCKS (Cost $42,153,398)		44,575,755

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG	339	32,217
Henkel AG & Co. KGaA	987	77,753

(Cost $112,176)		109,970

EXCHANGE-TRADED FUNDS - 0.4%
iShares ESG Aware MSCI EAFE ETF (Cost $173,436)	2,400	174,408

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $30,620)	30,620	30,620

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c) (Cost $41,301)	41,301	41,301

TOTAL INVESTMENTS - 99.6% (Cost $42,510,931)		$44,932,054
Other assets and liabilities, net - 0.4%		197,512

NET ASSETS - 100.0%		$45,129,566

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
—	30,620 (e)	—	—	—	239	—	30,620	30,620
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c)
11,252	112,575	(82,526)	—	—	352	—	41,301	41,301

11,252	143,195	(82,526)	—	—	591	—	71,921	71,921

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $28,385, which is 0.1% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$8,210,446	18.4%
Industrials	7,143,739	16.0
Health Care	6,170,477	13.8
Consumer Discretionary	5,343,063	11.9
Consumer Staples	4,087,079	9.2
Information Technology	3,990,454	8.9
Materials	3,349,541	7.5
Communication Services	1,922,162	4.3
Energy	1,790,795	4.0
Utilities	1,509,305	3.4
Real Estate	1,168,664	2.6

Total	$44,685,725	100.0%

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
EURO STOXX 50 Futures	EUR	4	$184,434	$191,641	12/15/2023	$7,207
MINI TOPIX Index Futures	JPY	4	62,945	64,288	12/07/2023	1,343

Total unrealized appreciation						$8,550

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2023.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$44,575,755	$—	$—	$44,575,755
Preferred Stocks	109,970	—	—	109,970
Exchange-Traded Funds	174,408	—	—	174,408
Short-Term Investments (a)	71,921	—	—	71,921
Derivatives (b)
Futures Contracts	8,550	—	—	8,550

TOTAL	$44,940,604	$—	$—	$44,940,604

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EASG-PH1

R-089711-1 (5/24) DBX005195 (5/24)